Technology Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.61%	24.55%		22.35%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	22.22%	15.44%		15.04%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.45%	13.48%		13.73%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.23%	11.66%		12.11%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.25%	15.19%		15.34%